Annual Total Returns (Bar Chart) - U.S.Multi Sector Trust (U.S. Multi Sector Trust, Series NAV, U.S. Multi Sector Trust)	12 Months Ended
May 01, 2011
U.S. Multi Sector Trust | Series NAV, U.S. Multi Sector Trust
Bar Chart Table:
2006	7.63%
2007	2.38%
2008	(27.30%)
2009	19.94%
2010	7.92%